Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

June 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Industrials – 16.3%
Air Freight & Logistics – 0.4%
Radiant Logistics, Inc.(a)	343,333	$2,547,531

Airlines – 0.3%
SkyWest, Inc.(a)	78,344	1,664,810

Building Products – 1.6%
Builders FirstSource, Inc.(a)	44,607	2,395,396
Masonite International Corp.(a)	25,120	1,929,970
Simpson Manufacturing Co., Inc.	30,835	3,102,309
UFP Industries, Inc.	48,777	3,323,665

		10,751,340

Commercial Services & Supplies – 0.6%
Tetra Tech, Inc.	28,892	3,945,202

Construction & Engineering – 3.0%
AECOM	46,757	3,049,491
Arcosa, Inc.	28,390	1,318,148
Comfort Systems USA, Inc.	47,434	3,944,137
EMCOR Group, Inc.	41,730	4,296,521
MasTec, Inc.(a)	38,374	2,749,881
WillScot Mobile Mini Holdings Corp.(a)	119,700	3,880,674

		19,238,852

Electrical Equipment – 0.5%
Regal Rexnord Corp.	27,460	3,117,259

Machinery – 2.2%
Kadant, Inc.	15,600	2,844,660
Middleby Corp. (The)(a)	18,500	2,319,160
Oshkosh Corp.	37,740	3,099,963
Shyft Group, Inc. (The)	83,770	1,557,284
Terex Corp.	67,380	1,844,191
Wabash National Corp.	206,941	2,810,259

		14,475,517

Marine – 0.2%
Kirby Corp.(a)	21,890	1,331,788

Professional Services – 3.9%
CACI International, Inc. - Class A(a)	6,426	1,810,718
Insperity, Inc.	45,671	4,559,336
KBR, Inc.	65,224	3,156,189
Kforce, Inc.	54,640	3,351,618
Korn Ferry	73,700	4,276,074
ManTech International Corp./VA - Class A	19,560	1,867,002
Science Applications International Corp.	24,790	2,307,949
TriNet Group, Inc.(a)	50,230	3,898,853

		25,227,739

Road & Rail – 0.9%
ArcBest Corp.	48,672	3,425,049

Company	Shares	U.S. $ Value

Saia, Inc.(a)	13,290	$2,498,520

		5,923,569

Trading Companies & Distributors – 2.7%
Applied Industrial Technologies, Inc.	38,577	3,709,950
Boise Cascade Co.	49,552	2,947,848
GMS, Inc.(a)	76,551	3,406,520
MRC Global, Inc.(a)	343,490	3,421,160
Rush Enterprises, Inc. - Class A	81,270	3,917,214

		17,402,692

		105,626,299

Financials – 16.3%
Banks – 8.6%
1st Source Corp.	50,437	2,289,840
Associated Banc-Corp.	193,710	3,537,145
Bancorp, Inc. (The)(a)	136,568	2,665,807
Bank of NT Butterfield & Son Ltd. (The)	46,720	1,457,197
Cathay General Bancorp	68,550	2,683,732
Civista Bancshares, Inc.	141,839	3,015,497
Community Trust Bancorp, Inc.	72,960	2,950,502
First BanCorp./Puerto Rico	290,210	3,746,611
First Citizens BancShares, Inc./NC - Class A	3,353	2,192,124
Great Southern Bancorp, Inc.	44,229	2,590,050
Hilltop Holdings, Inc.	131,056	3,493,953
Home BancShares, Inc./AR	152,270	3,162,648
International Bancshares Corp.	79,390	3,181,951
Northeast Bank	91,941	3,358,605
Republic Bancorp, Inc./KY - Class A	52,740	2,544,705
Synovus Financial Corp.	82,832	2,986,094
Texas Capital Bancshares, Inc.(a)	42,170	2,219,829
Webster Financial Corp.	42,497	1,791,249
Western Alliance Bancorp	38,980	2,751,988
Wintrust Financial Corp.	41,050	3,290,157

		55,909,684

Capital Markets – 1.7%
Cowen, Inc. - Class A	116,851	2,768,200
Evercore, Inc. - Class A	27,032	2,530,466
Houlihan Lokey, Inc.	57,596	4,546,052
Moelis & Co. - Class A	33,789	1,329,597

		11,174,315

Consumer Finance – 0.8%
Nelnet, Inc. - Class A	39,533	3,370,188
OneMain Holdings, Inc.	49,464	1,848,965

		5,219,153

Insurance – 1.9%
Assured Guaranty Ltd.	52,060	2,904,427
Hanover Insurance Group, Inc. (The)	24,840	3,632,850
Kinsale Capital Group, Inc.	19,100	4,386,124
Primerica, Inc.	11,890	1,423,114

		12,346,515

Company	Shares	U.S. $ Value

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
Ellington Financial, Inc.	117,851	$1,728,874
PennyMac Mortgage Investment Trust	99,930	1,382,032

		3,110,906

Thrifts & Mortgage Finance – 2.8%
BankUnited, Inc.	121,229	4,312,116
Essent Group Ltd.	83,977	3,266,705
Flagstar Bancorp, Inc.	70,516	2,499,792
MGIC Investment Corp.	266,780	3,361,428
Mr Cooper Group, Inc.(a)	81,490	2,993,943
PennyMac Financial Services, Inc.	32,538	1,422,236

		17,856,220

		105,616,793

Health Care – 16.1%
Biotechnology – 5.2%
Arrowhead Pharmaceuticals, Inc.(a)	64,492	2,270,763
Ascendis Pharma A/S (ADR)(a)	10,027	932,110
Blueprint Medicines Corp.(a)	33,705	1,702,439
Coherus Biosciences, Inc.(a)	88,719	642,326
Denali Therapeutics, Inc.(a)	41,960	1,234,883
Eagle Pharmaceuticals, Inc./DE(a)	22,532	1,001,097
Emergent BioSolutions, Inc.(a)	27,391	850,217
Fate Therapeutics, Inc.(a)	39,990	990,952
Halozyme Therapeutics, Inc.(a)	72,522	3,190,968
Insmed, Inc.(a)	111,981	2,208,265
Instil Bio, Inc.(a)	141,380	653,176
Intellia Therapeutics, Inc.(a)	42,360	2,192,554
Karuna Therapeutics, Inc.(a)	16,964	2,146,116
Mirati Therapeutics, Inc.(a)	19,331	1,297,690
Natera, Inc.(a)	16,087	570,123
Recursion Pharmaceuticals, Inc. - Class A(a)	234,810	1,911,353
Relay Therapeutics, Inc.(a)	59,930	1,003,827
Twist Bioscience Corp.(a)	25,405	888,159
Ultragenyx Pharmaceutical, Inc.(a)	29,394	1,753,646
Vericel Corp.(a)	36,040	907,487
Vir Biotechnology, Inc.(a)	75,917	1,933,606
Y-mAbs Therapeutics, Inc.(a)	165,339	2,501,579
Zentalis Pharmaceuticals, Inc.(a)	34,370	965,797

		33,749,133

Health Care Equipment & Supplies – 3.2%
CONMED Corp.	23,779	2,277,077
Integer Holdings Corp.(a)	49,130	3,471,526
iRhythm Technologies, Inc.(a)	32,415	3,501,792
Meridian Bioscience, Inc.(a)	98,264	2,989,191
Mesa Laboratories, Inc.	7,340	1,496,920
Natus Medical, Inc.(a)	106,870	3,502,130
Orthofix Medical, Inc.(a)	80,440	1,893,558

Company	Shares	U.S. $ Value

STAAR Surgical Co.(a)	25,550	$1,812,261

		20,944,455

Health Care Providers & Services – 3.7%
AMN Healthcare Services, Inc.(a)	48,535	5,324,775
Chemed Corp.	7,535	3,536,854
Community Health Systems, Inc.(a)	161,030	603,862
MEDNAX, Inc.(a)	158,170	3,323,152
ModivCare, Inc.(a)	23,990	2,027,155
Owens & Minor, Inc.	60,670	1,908,071
R1 RCM, Inc.(a)	160,850	3,371,416
Tenet Healthcare Corp.(a)	71,137	3,738,961

		23,834,246

Health Care Technology – 1.6%
Change Healthcare, Inc.(a)	125,230	2,887,804
Computer Programs & Systems, Inc.(a)	114,540	3,661,844
Health Catalyst, Inc.(a)	86,254	1,249,820
NextGen Healthcare, Inc.(a)	136,880	2,387,187

		10,186,655

Life Sciences Tools & Services – 1.7%
ICON PLC(a)	9,955	2,157,249
Medpace Holdings, Inc.(a)	26,932	4,030,912
NeoGenomics, Inc.(a)	55,720	454,118
Repligen Corp.(a)	10,136	1,646,086
Syneos Health, Inc.(a)	43,206	3,097,006

		11,385,371

Pharmaceuticals – 0.7%
Corcept Therapeutics, Inc.(a)	69,464	1,651,854
Intra-Cellular Therapies, Inc.(a)	48,530	2,770,092
Revance Therapeutics, Inc.(a)	32,047	442,890

		4,864,836

		104,964,696

Information Technology – 16.0%
Communications Equipment – 0.4%
Lumentum Holdings, Inc.(a)	33,110	2,629,596

Electronic Equipment, Instruments & Components – 4.1%
Allegro MicroSystems, Inc.(a)	115,920	2,398,385
Avnet, Inc.	80,980	3,472,422
Fabrinet(a)	24,738	2,006,252
Insight Enterprises, Inc.(a)	40,480	3,492,615
Jabil, Inc.	63,159	3,234,372
OSI Systems, Inc.(a)	30,452	2,601,819
Sanmina Corp.(a)	84,596	3,445,595
TD SYNNEX Corp.	28,633	2,608,466

Company	Shares	U.S. $ Value

TTM Technologies, Inc.(a)	254,330	$3,179,125

		26,439,051

IT Services – 2.9%
Concentrix Corp.	15,933	2,161,152
EVERTEC, Inc.	81,834	3,018,038
MAXIMUS, Inc.	59,051	3,691,278
Perficient, Inc.(a)	42,026	3,853,364
TTEC Holdings, Inc.	36,060	2,448,113
WNS Holdings Ltd. (ADR)(a)	53,182	3,969,505

		19,141,450

Semiconductors & Semiconductor Equipment – 3.1%
Kulicke & Soffa Industries, Inc.	80,913	3,463,885
Lattice Semiconductor Corp.(a)	77,278	3,747,983
MACOM Technology Solutions Holdings, Inc.(a)	69,550	3,206,255
Onto Innovation, Inc.(a)	51,040	3,559,530
SMART Global Holdings, Inc.(a)	171,560	2,808,437
Synaptics, Inc.(a)	26,579	3,137,651

		19,923,741

Software – 5.5%
A10 Networks, Inc.	286,950	4,126,341
ACI Worldwide, Inc.(a)	134,100	3,471,849
Box, Inc.(a)	131,400	3,303,396
CommVault Systems, Inc.(a)	74,518	4,687,182
Consensus Cloud Solutions, Inc.(a)	26,223	1,145,421
Manhattan Associates, Inc.(a)	28,135	3,224,271
MicroStrategy, Inc.(a)	3,290	540,547
NCR Corp.(a)	82,459	2,565,300
Progress Software Corp.	71,561	3,241,713
Qualys, Inc.(a)	31,100	3,922,954
SPS Commerce, Inc.(a)	33,200	3,753,260
Varonis Systems, Inc.(a)	64,340	1,886,449

		35,868,683

		104,002,521

Consumer Discretionary – 11.7%
Auto Components – 1.3%
Dana, Inc.	144,590	2,034,381
Fox Factory Holding Corp.(a)	30,260	2,437,141
Goodyear Tire & Rubber Co. (The)(a)	265,580	2,844,362
Patrick Industries, Inc.	28,562	1,480,654

		8,796,538

Automobiles – 0.5%
Thor Industries, Inc.	21,957	1,640,847
Winnebago Industries, Inc.	28,686	1,392,992

		3,033,839

Diversified Consumer Services – 2.0%
Adtalem Global Education, Inc.(a)	108,280	3,894,832

Company	Shares	U.S. $ Value

Hillenbrand, Inc.	98,212	$4,022,763
Mister Car Wash, Inc.(a)	124,780	1,357,606
Perdoceo Education Corp.(a)	299,602	3,529,312

		12,804,513

Hotels, Restaurants & Leisure – 3.4%
Churchill Downs, Inc.	16,630	3,185,144
Dine Brands Global, Inc.	49,470	3,219,508
Hilton Grand Vacations, Inc.(a)	88,050	3,146,026
Marriott Vacations Worldwide Corp.	22,896	2,660,515
Papa John’s International, Inc.	42,000	3,507,840
Planet Fitness, Inc. - Class A(a)	31,473	2,140,479
Scientific Games Corp./DE - Class A(a)	36,380	1,709,496
Travel & Leisure Co.	57,381	2,227,530

		21,796,538

Household Durables – 1.6%
KB Home	121,570	3,459,882
Lovesac Co. (The)(a)	30,903	849,833
Taylor Morrison Home Corp.(a)	169,641	3,962,814
TopBuild Corp.(a)	14,676	2,453,240

		10,725,769

Leisure Products – 0.2%
MasterCraft Boat Holdings, Inc.(a)	48,685	1,024,819

Specialty Retail – 1.4%
Citi Trends, Inc.(a)	69,370	1,640,601
Genesco, Inc.(a)	61,831	3,085,985
Lithia Motors, Inc.	9,498	2,610,145
Sally Beauty Holdings, Inc.(a)	138,400	1,649,728

		8,986,459

Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.	30,000	2,114,400
Crocs, Inc.(a)	42,522	2,069,546
Deckers Outdoor Corp.(a)	6,260	1,598,491
Oxford Industries, Inc.	31,845	2,825,925

		8,608,362

		75,776,837

Energy – 7.1%
Energy Equipment & Services – 2.8%
Cactus, Inc. - Class A	86,100	3,467,247
ChampionX Corp.	212,920	4,226,462
Helmerich & Payne, Inc.	45,030	1,938,992
Oceaneering International, Inc.(a)	160,900	1,718,412
Oil States International, Inc.(a)	453,050	2,455,531
Patterson-UTI Energy, Inc.	266,830	4,205,241

		18,011,885

Oil, Gas & Consumable Fuels – 4.3%
Antero Resources Corp.(a)	118,000	3,616,700

Company	Shares	U.S. $ Value

HF Sinclair Corp.	71,532	$3,230,385
Magnolia Oil & Gas Corp. - Class A	186,550	3,915,684
Matador Resources Co.	97,200	4,528,548
Oasis Petroleum, Inc.	29,470	3,585,026
Ovintiv, Inc.	85,420	3,774,710
PDC Energy, Inc.	63,590	3,917,780
Teekay Tankers Ltd. - Class A(a)	92,845	1,636,857

		28,205,690

		46,217,575

Real Estate – 6.2%
Equity Real Estate Investment Trusts (REITs) – 5.5%
Alexander & Baldwin, Inc.	171,509	3,078,587
Apple Hospitality REIT, Inc.	241,860	3,548,086
Armada Hoffler Properties, Inc.	114,650	1,472,106
CareTrust REIT, Inc.	75,347	1,389,399
Cousins Properties, Inc.	48,306	1,411,984
First Industrial Realty Trust, Inc.	49,856	2,367,163
Healthcare Realty Trust, Inc.	106,430	2,894,896
Industrial Logistics Properties Trust	96,380	1,357,030
NexPoint Residential Trust, Inc.	49,210	3,076,117
Physicians Realty Trust	151,582	2,645,106
RLJ Lodging Trust	293,659	3,239,059
Sabra Health Care REIT, Inc.	207,190	2,894,444
STAG Industrial, Inc.	91,124	2,813,909
Terreno Realty Corp.	35,224	1,963,034
VICI Properties, Inc.	51,757	1,541,841

		35,692,761

Real Estate Management & Development – 0.7%
Anywhere Real Estate, Inc.(a)	205,091	2,016,045
RE/MAX Holdings, Inc. - Class A	95,093	2,331,680

		4,347,725

		40,040,486

Materials – 3.5%
Chemicals – 1.8%
AdvanSix, Inc.	86,330	2,886,875
Element Solutions, Inc.	116,290	2,069,962
Huntsman Corp.	107,875	3,058,256
Innospec, Inc.	29,290	2,805,689
Orion Engineered Carbons SA	73,990	1,149,065

		11,969,847

Metals & Mining – 1.3%
B2Gold Corp.	436,440	1,479,532
Commercial Metals Co.	73,232	2,423,979
Reliance Steel & Aluminum Co.	17,822	3,027,245
Schnitzer Steel Industries, Inc. - Class A	38,420	1,261,713

		8,192,469

Paper & Forest Products – 0.4%
Louisiana-Pacific Corp.	47,815	2,505,984

		22,668,300

Company	Shares	U.S. $ Value

Utilities – 2.8%
Electric Utilities – 1.8%
ALLETE, Inc.	72,710	$4,273,894
IDACORP, Inc.	28,340	3,001,773
Otter Tail Corp.	69,540	4,668,220

		11,943,887

Gas Utilities – 0.4%
Chesapeake Utilities Corp.	21,720	2,813,826

Multi-Utilities – 0.6%
NorthWestern Corp.	60,435	3,561,434

		18,319,147

Consumer Staples – 2.1%
Food & Staples Retailing – 0.4%
Village Super Market, Inc. - Class A	104,068	2,373,791

Food Products – 1.4%
Hain Celestial Group, Inc. (The)(a)	110,535	2,624,101
John B Sanfilippo & Son, Inc.	38,012	2,755,490
Nomad Foods Ltd.(a)	194,110	3,880,259

		9,259,850

Personal Products – 0.3%
USANA Health Sciences, Inc.(a)	27,150	1,964,574

		13,598,215

Communication Services – 1.2%
Entertainment – 0.1%
IMAX Corp.(a)	61,810	1,043,971

Interactive Media & Services – 0.5%
Ziff Davis, Inc.(a)	43,809	3,265,085

Media – 0.6%
Nexstar Media Group, Inc. - Class A	22,398	3,648,186

		7,957,242

Total Common Stocks (cost $560,120,049)		644,788,111

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(b) (c) (d) (cost $6,346,728)	6,346,728	6,346,728

Total Investments – 100.3% (cost $566,466,777)(e)		651,134,839
Other assets less liabilities – (0.3)%		(1,768,109)

Net Assets – 100.0%		$649,366,730

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	160	September 2022	$13,664,000	$(62,283)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $145,217,424 and gross unrealized depreciation of investments was $(60,611,645), resulting in net unrealized appreciation of $84,605,779.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$644,788,111	$—	$—	$644,788,111
Short-Term Investments	6,346,728	—	—	6,346,728

Total Investments in Securities	651,134,839	—	—	651,134,839
Other Financial Instruments(b):
Assets	—	—	—	—
Liabilities:
Futures	(62,283)	—	—	(62,283)

Total	$651,072,556	$—	$—	$651,072,556

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$92,728	$86,381	$6,347	$6